CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Cash dividends attributable to KONAMI CORPORATION stockholders, per share	$ 0.38	¥ 32	¥ 54	¥ 54